Cover	May 15, 2025
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On May 19, 2025, Protagenic Therapeutics, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) reporting that on May 15, 2025, the Company entered into the Share Exchange Agreement (the “Exchange Agreement”) with Alterola Biotech Inc., a Nevada corporation (“Alterola”), EMC2 Capital LLC, a Wyoming limited liability corporation (“EMC2”), the preferred stockholders of Phytanix set forth on Schedule A thereto (the “Preferred Stockholders”) and Colin Stott, as “Seller’s Representative (as defined therein), pursuant to which the Company acquired 100% of the issued and outstanding common shares of Phytanix Bio, a Nevada corporation (“Phytanix”) (such transaction, the “Combination”). Prior to the Combination, Alterola and EMC2 collectively owned 100% of the issued and outstanding shares of the common shares of Phytanix (the “Shares”), and the Preferred Stockholders collectively owned 100% of the issued and outstanding shares of Series A convertible preferred shares of Phytanix (the “Preferred Shares”).
Document Period End Date	May 15, 2025
Entity File Number	001-12555
Entity Registrant Name	Protagenic Therapeutics, Inc.\new
Entity Central Index Key	0001022899
Entity Tax Identification Number	06-1390025
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	149 Fifth Avenue
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	212
Local Phone Number	994-8200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	PTIX
Security Exchange Name	NASDAQ
Stock Warrants [Member]
Title of 12(b) Security	Common Stock Warrants
Trading Symbol	PTIXW
Security Exchange Name	NASDAQ